Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000008547 | FNMA_0.875_2030-08-05
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008547 | FHLB_5.5_2036-07-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008547 | FNMA_5.625_2037-07-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008547 | FNMA_6.625_2030-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008547 | FHLMC_1.487_2030-11-25
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008547 | FNMA_1.286_2031-01-25
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008547 | FHLMC_3_2052-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008547 | FNMA_3.5_2052-05-01
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008547 | FHLB_3.25_2028-11-16
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008547 | FNMA_4_2052-09-01
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008547 | Real Estate01627AAD0
Holdings [Line Items]
Percent of Total Investments	5.50%
C000008547 | CMBS12624QAR4
Holdings [Line Items]
Percent of Total Investments	0.00%
C000008547 | Health Care00287YBV0
Holdings [Line Items]
Percent of Total Investments	27.70%
C000008547 | Financials13161GZL9
Holdings [Line Items]
Percent of Total Investments	0.90%
C000008547 | Supranational00828EFD6
Holdings [Line Items]
Percent of Total Investments	4.70%
C000008547 | Fixed Income - Other704223809
Holdings [Line Items]
Percent of Total Investments	0.30%
C000008547 | Securities LendingUSBSECLEN
Holdings [Line Items]
Percent of Total Investments	1.00%
C000008547 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	2.70%
C000008547 | Utilities02765UEP5
Holdings [Line Items]
Percent of Total Investments	1.00%
C000008547 | Agency90376PEX5
Holdings [Line Items]
Percent of Total Investments	56.20%
C000035282 | FNMA_0.875_2030-08-05
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000035282 | FHLB_5.5_2036-07-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000035282 | FNMA_5.625_2037-07-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000035282 | FNMA_6.625_2030-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000035282 | FHLMC_1.487_2030-11-25
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000035282 | FNMA_1.286_2031-01-25
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000035282 | FHLMC_3_2052-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000035282 | FNMA_3.5_2052-05-01
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000035282 | FHLB_3.25_2028-11-16
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000035282 | FNMA_4_2052-09-01
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000035282 | Real Estate01627AAD0
Holdings [Line Items]
Percent of Total Investments	5.50%
C000035282 | CMBS12624QAR4
Holdings [Line Items]
Percent of Total Investments	0.00%
C000035282 | Health Care00287YBV0
Holdings [Line Items]
Percent of Total Investments	27.70%
C000035282 | Financials13161GZL9
Holdings [Line Items]
Percent of Total Investments	0.90%
C000035282 | Supranational00828EFD6
Holdings [Line Items]
Percent of Total Investments	4.70%
C000035282 | Fixed Income - Other704223809
Holdings [Line Items]
Percent of Total Investments	0.30%
C000035282 | Securities LendingUSBSECLEN
Holdings [Line Items]
Percent of Total Investments	1.00%
C000035282 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	2.70%
C000035282 | Utilities02765UEP5
Holdings [Line Items]
Percent of Total Investments	1.00%
C000035282 | Agency90376PEX5
Holdings [Line Items]
Percent of Total Investments	56.20%
C000095945 | 874039100 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000095945 | 45104G104 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000095945 | 6771720 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000095945 | 88032Q109 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000095945 | 40415F101 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000095945 | 17133Q502 | Chunghwa Telecom Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000095945 | 456788108 | Infosys Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000095945 | N07059210 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000095945 | 4834108 | Schneider Electric SE
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000095945 | 97651M109 | Wipro Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000095945 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000095945 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000095945 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000095945 | India
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000095945 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000095945 | France
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000095945 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000095945 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000095945 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000095945 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000095945 | Other Country
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000095945 | Financials13161GZL9
Holdings [Line Items]
Percent of Total Investments	0.80%
C000095945 | Securities LendingUSBSECLEN
Holdings [Line Items]
Percent of Total Investments	11.30%
C000095945 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.10%
C000095945 | FinancialsB1YW440
Holdings [Line Items]
Percent of Total Investments	87.80%
C000095946 | 874039100 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000095946 | 45104G104 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000095946 | 6771720 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000095946 | 88032Q109 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000095946 | 40415F101 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000095946 | 17133Q502 | Chunghwa Telecom Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000095946 | 456788108 | Infosys Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000095946 | N07059210 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000095946 | 4834108 | Schneider Electric SE
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000095946 | 97651M109 | Wipro Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000095946 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000095946 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000095946 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000095946 | India
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000095946 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000095946 | France
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000095946 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000095946 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000095946 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000095946 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000095946 | Other Country
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000095946 | Financials13161GZL9
Holdings [Line Items]
Percent of Total Investments	0.80%
C000095946 | Securities LendingUSBSECLEN
Holdings [Line Items]
Percent of Total Investments	11.30%
C000095946 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.10%
C000095946 | FinancialsB1YW440
Holdings [Line Items]
Percent of Total Investments	87.80%
C000008551 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008551 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000008551 | 742718109 | Procter & Gamble Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008551 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000008551 | 060505104 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000008551 | 68389X105 | Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000008551 | 437076102 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008551 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008551 | 191216100 | Coca-Cola Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008551 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008551 | Financials13161GZL9
Holdings [Line Items]
Percent of Total Investments	0.90%
C000008551 | Securities LendingUSBSECLEN
Holdings [Line Items]
Percent of Total Investments	2.40%
C000008551 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.20%
C000008551 | Health Care002824100
Holdings [Line Items]
Percent of Total Investments	96.50%
C000035284 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000035284 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000035284 | 742718109 | Procter & Gamble Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000035284 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000035284 | 060505104 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000035284 | 68389X105 | Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000035284 | 437076102 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000035284 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000035284 | 191216100 | Coca-Cola Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000035284 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000035284 | Financials13161GZL9
Holdings [Line Items]
Percent of Total Investments	0.90%
C000035284 | Securities LendingUSBSECLEN
Holdings [Line Items]
Percent of Total Investments	2.40%
C000035284 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.20%
C000035284 | Health Care002824100
Holdings [Line Items]
Percent of Total Investments	96.50%
C000047793 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000047793 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000047793 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000047793 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000047793 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000047793 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000047793 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000047793 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000047793 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000047793 | 532457108 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000047793 | Financials13161GZL9
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047793 | Securities LendingUSBSECLEN
Holdings [Line Items]
Percent of Total Investments	0.70%
C000047793 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.10%
C000047793 | Health Care00287Y109
Holdings [Line Items]
Percent of Total Investments	98.30%
C000047795 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000047795 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000047795 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000047795 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000047795 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000047795 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000047795 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000047795 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000047795 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000047795 | 532457108 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000047795 | Financials13161GZL9
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047795 | Securities LendingUSBSECLEN
Holdings [Line Items]
Percent of Total Investments	0.70%
C000047795 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.10%
C000047795 | Health Care00287Y109
Holdings [Line Items]
Percent of Total Investments	98.30%
C000047796 | 531229755 | Liberty Media Corp. - Liberty Formula One
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000047796 | 165167735 | Expand Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047796 | 78473E103 | SPX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047796 | 354613101 | Franklin Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047796 | 629377508 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047796 | 801056102 | Sanmina Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047796 | 057665200 | Balchem Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047796 | G8267P108 | Smurfit WestRock plc
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047796 | 902681105 | UGI Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047796 | 76169C100 | Rexford Industrial Realty, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047796 | Financials13161GZL9
Holdings [Line Items]
Percent of Total Investments	0.70%
C000047796 | Securities LendingUSBSECLEN
Holdings [Line Items]
Percent of Total Investments	15.20%
C000047796 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.70%
C000047796 | Industrials000360206
Holdings [Line Items]
Percent of Total Investments	83.40%
C000047796 | Health CareOABIDUMMY
Holdings [Line Items]
Percent of Total Investments	0.00%
C000047798 | 531229755 | Liberty Media Corp. - Liberty Formula One
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000047798 | 165167735 | Expand Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047798 | 78473E103 | SPX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047798 | 354613101 | Franklin Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047798 | 629377508 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047798 | 801056102 | Sanmina Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047798 | 057665200 | Balchem Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047798 | G8267P108 | Smurfit WestRock plc
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047798 | 902681105 | UGI Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047798 | 76169C100 | Rexford Industrial Realty, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047798 | Financials13161GZL9
Holdings [Line Items]
Percent of Total Investments	0.70%
C000047798 | Securities LendingUSBSECLEN
Holdings [Line Items]
Percent of Total Investments	15.20%
C000047798 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.70%
C000047798 | Industrials000360206
Holdings [Line Items]
Percent of Total Investments	83.40%
C000047798 | Health CareOABIDUMMY
Holdings [Line Items]
Percent of Total Investments	0.00%
C000080567 | 74006E769 | Praxis Impact Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	69.50%
C000080567 | 74006E868 | Praxis Growth Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000080567 | 74006E785 | Praxis Value Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000080567 | 74006E702 | Praxis International Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000080567 | 74006E827 | Praxis Small Cap Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000080567 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.00%
C000080567 | Equity Fund74006E868
Holdings [Line Items]
Percent of Total Investments	100.00%
C000080568 | 74006E769 | Praxis Impact Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000080568 | 74006E868 | Praxis Growth Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000080568 | 74006E785 | Praxis Value Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000080568 | 74006E702 | Praxis International Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000080568 | 74006E827 | Praxis Small Cap Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000080568 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.00%
C000080568 | Equity Fund74006E868
Holdings [Line Items]
Percent of Total Investments	100.00%
C000080569 | 74006E769 | Praxis Impact Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000080569 | 74006E868 | Praxis Growth Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000080569 | 74006E785 | Praxis Value Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000080569 | 74006E702 | Praxis International Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000080569 | 74006E827 | Praxis Small Cap Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000080569 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.00%
C000080569 | Equity Fund74006E868
Holdings [Line Items]
Percent of Total Investments	100.00%
C000256362 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000256362 | Procter & Gamble Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000256362 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000256362 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000256362 | Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000256362 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000256362 | Coca-Cola Co.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000256362 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000256362 | Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000256362 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000256362 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	97.10%
C000256362 | Real Estate Investment Trusts
Holdings [Line Items]
Percent of Total Investments	2.30%
C000256362 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	0.40%
C000256362 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000256362 | Cash & Other
Holdings [Line Items]
Percent of Total Investments	0.10%
C000256361 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000256361 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000256361 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000256361 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000256361 | Meta Platforms, Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000256361 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000256361 | Alphabet, Inc. - Class C
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000256361 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000256361 | Visa, Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000256361 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000256361 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.50%
C000256361 | Real Estate Investment Trusts
Holdings [Line Items]
Percent of Total Investments	1.10%
C000256361 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	0.40%
C000256361 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.00%
C000256361 | Cash & Other
Holdings [Line Items]
Percent of Total Investments	0.00%